SEGMENTED INFORMATION - Schedule of Adjusted EBITDA and Funds From Operations (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenues		$ 1,692	$ 1,482	$ 3,272	$ 2,974
Other income		62	62	232	96
Direct operating costs	[1]	(699)	(618)	(1,374)	(1,252)
Share of revenue, other income and direct operating costs from equity-accounted investments		191	89	306	140
Management service costs		(56)	(53)	(105)	(98)
Interest expense		(624)	(489)	(1,233)	(965)
Current income tax expense		16	(16)	57	(44)
Preferred limited partners equity		(9)	(9)	(17)	(20)
Preferred equity		(7)	(6)	(14)	(13)
Perpetual subordinated notes		(10)	(10)	(20)	(17)
Share of interest and cash taxes from equity accounted investments		(31)	(17)	(64)	(27)
Share of Funds From Operations attributable to non-controlling interests		(154)	(76)	(354)	(139)
Depreciation		(609)	(517)	(1,192)	(1,019)
Foreign exchange and financial instrument gain		255	116	504	236
Deferred income tax recovery		181	(3)	226	11
Other		(61)	(27)	(322)	(39)
Share of loss from equity-accounted investments		(217)	(97)	(315)	(171)
Net (loss) income attributable to Unitholders		(32)	35	104	73
Net loss attributable to non-controlling interests		(112)	(154)	(309)	(274)
Share of loss from equity-accounted investments		(57)	(25)	(73)	(58)
Net income (loss) attributable to participating non-controlling interests		186	(41)	250	66
Hydroelectric
Disclosure of operating segments [line items]
Revenues		720	682	1,428	1,439
Wind
Disclosure of operating segments [line items]
Revenues		435	424	877	846
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		338	259	636	488
Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		199	113	331	190
Sustainable solutions
Disclosure of operating segments [line items]
Revenues		0	4	0	11
Attributable to Unitholders
Disclosure of operating segments [line items]
Revenues		974	830	1,831	1,705
Other income		133	173	318	250
Direct operating costs		(407)	(374)	(824)	(751)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		700	629	1,325	1,204
Management service costs		(56)	(53)	(105)	(98)
Interest expense		(238)	(202)	(453)	(401)
Current income tax expense		(9)	(10)	(30)	(20)
Preferred limited partners equity		(9)	(9)	(17)	(20)
Preferred equity		(7)	(6)	(14)	(13)
Perpetual subordinated notes		(10)	(10)	(20)	(17)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		371	339	686	635
Attributable to Unitholders | Hydroelectric | North America
Disclosure of operating segments [line items]
Revenues		344	256	632	559
Other income		4	10	23	16
Direct operating costs		(121)	(101)	(256)	(204)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		227	165	399	371
Management service costs		0	0	0	0
Interest expense		(68)	(66)	(135)	(134)
Current income tax expense		(1)	(2)	(3)	(3)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		158	97	261	234
Attributable to Unitholders | Hydroelectric | Brazil
Disclosure of operating segments [line items]
Revenues		52	53	100	112
Other income		2	1	5	2
Direct operating costs		(17)	(19)	(32)	(37)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		37	35	73	77
Management service costs		0	0	0	0
Interest expense		(3)	(4)	(6)	(8)
Current income tax expense		(1)	(1)	(4)	(3)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		33	30	63	66
Attributable to Unitholders | Hydroelectric | Colombia
Disclosure of operating segments [line items]
Revenues		61	72	138	151
Other income		1	0	1	1
Direct operating costs		(25)	(41)	(49)	(76)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		37	31	90	76
Management service costs		0	0	0	0
Interest expense		(22)	(21)	(39)	(43)
Current income tax expense		(1)	(1)	(7)	(4)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		14	9	44	29
Attributable to Unitholders | Wind
Disclosure of operating segments [line items]
Revenues		146	154	311	324
Other income		38	41	65	51
Direct operating costs		(58)	(59)	(121)	(118)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		126	136	255	257
Management service costs		0	0	0	0
Interest expense		(41)	(29)	(80)	(60)
Current income tax expense		(1)	(4)	(5)	(7)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		84	103	170	190
Attributable to Unitholders | Utility-scale solar
Disclosure of operating segments [line items]
Revenues		126	120	222	213
Other income		49	30	79	58
Direct operating costs		(40)	(33)	(71)	(64)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		135	117	230	207
Management service costs		0	0	0	0
Interest expense		(33)	(26)	(63)	(56)
Current income tax expense		(2)	0	(4)	1
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		100	91	163	152
Attributable to Unitholders | Distributed energy & storage
Disclosure of operating segments [line items]
Revenues		67	61	120	113
Other income		11	12	104	26
Direct operating costs		(21)	(19)	(45)	(42)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		57	54	179	97
Management service costs		0	0	0	0
Interest expense		(13)	(9)	(20)	(17)
Current income tax expense		0	(1)	(1)	(2)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		44	44	158	78
Attributable to Unitholders | Sustainable solutions
Disclosure of operating segments [line items]
Revenues		178	114	308	233
Other income		21	29	27	42
Direct operating costs		(114)	(92)	(228)	(189)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		85	51	107	86
Management service costs		0	0	0	0
Interest expense		(8)	(8)	(16)	(9)
Current income tax expense		(3)	(1)	(5)	(2)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		74	42	86	75
Attributable to Unitholders | Corporate
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		7	50	14	54
Direct operating costs		(11)	(10)	(22)	(21)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		(4)	40	(8)	33
Management service costs		(56)	(53)	(105)	(98)
Interest expense		(50)	(39)	(94)	(74)
Current income tax expense		0	0	(1)	0
Preferred limited partners equity		(9)	(9)	(17)	(20)
Preferred equity		(7)	(6)	(14)	(13)
Perpetual subordinated notes		(10)	(10)	(20)	(17)
Share of interest and cash taxes from equity accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		(136)	(77)	(259)	(189)
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(269)	(194)	(491)	(351)
Other income		(68)	(25)	(98)	(31)
Direct operating costs		150	130	293	242
Share of revenue, other income and direct operating costs from equity-accounted investments		187	89	296	140
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		24	14	45	22
Current income tax expense		3	3	9	5
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		(27)	(17)	(54)	(27)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Attributable to non-controlling interests and other
Disclosure of operating segments [line items]
Revenues		987	846	1,932	1,620
Other income		(3)	(86)	12	(123)
Direct operating costs		(442)	(374)	(843)	(743)
Share of revenue, other income and direct operating costs from equity-accounted investments		4	0	10	0
Adjusted EBITDA		546	386	1,111	754
Management service costs		0	0	0	0
Interest expense		(410)	(301)	(825)	(586)
Current income tax expense		22	(9)	78	(29)
Preferred limited partners equity		0	0	0	0
Preferred equity		0	0	0	0
Perpetual subordinated notes		0	0	0	0
Share of interest and cash taxes from equity accounted investments		(4)	0	(10)	0
Share of Funds From Operations attributable to non-controlling interests		(154)	(76)	(354)	(139)
Funds From Operations		$ 0	$ 0	$ 0	$ 0

[1]	Direct operating costs exclude depreciation expense disclosed below.